SHORT-TERM BORROWINGS (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings	€ 2,466	€ 1,846
Factored Account Receivables [Member]
Short-term borrowings	€ 2,466	€ 1,846